Taxes Payable - Summary of Taxes Payable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Taxes Payable [Abstract]
VAT payables	¥ 2,058	¥ 2,830
Withholding individual income taxes for employees	2,334	1,533
Income tax payable	450	999
Others	722	447
Total	¥ 5,564	¥ 5,809